Distribution Date:	06/17/25	CSAIL 2018-CX11 Commercial Mortgage Trust
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2018-CX11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12652UAQ2	2.888300%	30,370,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12652UAR0	3.818400%	50,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12652UAS8	4.094500%	61,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12652UAT6	3.765900%	158,100,000.00	113,602,838.44	0.00	356,514.11	0.00	0.00	356,514.11	113,602,838.44	37.73%	30.00%
A-5	12652UAU3	4.033100%	329,412,000.00	329,412,000.00	0.00	1,107,126.28	0.00	0.00	1,107,126.28	329,412,000.00	37.73%	30.00%
A-SB	12652UAV1	4.033900%	36,952,000.00	16,102,639.59	736,548.60	54,130.36	0.00	0.00	790,678.96	15,366,090.99	37.73%	30.00%
A-S	12652UAY5	4.251100%	78,611,000.00	78,611,000.00	0.00	278,486.02	0.00	0.00	278,486.02	78,611,000.00	27.05%	21.75%
B	12652UAZ2	4.452300%	39,306,000.00	39,306,000.00	0.00	145,835.09	0.00	0.00	145,835.09	39,306,000.00	21.71%	17.63%
C	12652UBA6	4.938982%	41,688,000.00	41,688,000.00	0.00	171,580.25	0.00	0.00	171,580.25	41,688,000.00	16.04%	13.25%
D	12652UAC3	2.750000%	30,968,000.00	30,968,000.00	0.00	70,968.33	0.00	0.00	70,968.33	30,968,000.00	11.84%	10.00%
E-RR	12652UAF6	4.938982%	19,058,000.00	19,058,000.00	0.00	78,439.27	0.00	0.00	78,439.27	19,058,000.00	9.25%	8.00%
F-RR	12652UAH2	4.938982%	23,822,000.00	23,822,000.00	0.00	98,047.03	0.00	0.00	98,047.03	23,822,000.00	6.01%	5.50%
G-RR	12652UAK5	4.938982%	9,528,000.00	9,528,000.00	0.00	39,215.52	0.00	0.00	39,215.52	9,528,000.00	4.72%	4.50%
NR-RR*	12652UAM1	4.938982%	42,879,784.00	34,729,380.16	0.00	87,991.39	0.00	0.00	87,991.39	34,729,380.16	0.00%	0.00%
Z	12652UBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12652UAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			952,868,784.00	736,827,858.19	736,548.60	2,488,333.65	0.00	0.00	3,224,882.25	736,091,309.59

X-A	12652UAW9	0.930439%	745,619,000.00	537,728,478.03	0.00	416,936.17	0.00	0.00	416,936.17	536,991,929.43
X-B	12652UAX7	0.236185%	80,994,000.00	80,994,000.00	0.00	15,941.28	0.00	0.00	15,941.28	80,994,000.00
X-D	12652UAA7	2.188982%	30,968,000.00	30,968,000.00	0.00	56,490.34	0.00	0.00	56,490.34	30,968,000.00
Notional SubTotal			857,581,000.00	649,690,478.03	0.00	489,367.79	0.00	0.00	489,367.79	648,953,929.43

Deal Distribution Total					736,548.60	2,977,701.44	0.00	0.00	3,714,250.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12652UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12652UAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12652UAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12652UAT6	718.55052777	0.00000000	2.25499121	0.00000000	0.00000000	0.00000000	0.00000000	2.25499121	718.55052777
A-5	12652UAU3	1,000.00000000	0.00000000	3.36091666	0.00000000	0.00000000	0.00000000	0.00000000	3.36091666	1,000.00000000
A-SB	12652UAV1	435.77180099	19.93257740	1.46488309	0.00000000	0.00000000	0.00000000	0.00000000	21.39746049	415.83922359
A-S	12652UAY5	1,000.00000000	0.00000000	3.54258335	0.00000000	0.00000000	0.00000000	0.00000000	3.54258335	1,000.00000000
B	12652UAZ2	1,000.00000000	0.00000000	3.71025009	0.00000000	0.00000000	0.00000000	0.00000000	3.71025009	1,000.00000000
C	12652UBA6	1,000.00000000	0.00000000	4.11581870	0.00000000	0.00000000	0.00000000	0.00000000	4.11581870	1,000.00000000
D	12652UAC3	1,000.00000000	0.00000000	2.29166656	0.00000000	0.00000000	0.00000000	0.00000000	2.29166656	1,000.00000000
E-RR	12652UAF6	1,000.00000000	0.00000000	4.11581855	0.00000000	0.00000000	0.00000000	0.00000000	4.11581855	1,000.00000000
F-RR	12652UAH2	1,000.00000000	0.00000000	4.11581857	0.00000000	0.00000000	0.00000000	0.00000000	4.11581857	1,000.00000000
G-RR	12652UAK5	1,000.00000000	0.00000000	4.11581864	0.00000000	0.00000000	0.00000000	0.00000000	4.11581864	1,000.00000000
NR-RR	12652UAM1	809.92432611	0.00000000	2.05204835	1.28145328	22.14517452	0.00000000	0.00000000	2.05204835	809.92432611
Z	12652UBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12652UAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12652UAW9	721.18398006	0.00000000	0.55918126	0.00000000	0.00000000	0.00000000	0.00000000	0.55918126	720.19614499
X-B	12652UAX7	1,000.00000000	0.00000000	0.19682051	0.00000000	0.00000000	0.00000000	0.00000000	0.19682051	1,000.00000000
X-D	12652UAA7	1,000.00000000	0.00000000	1.82415203	0.00000000	0.00000000	0.00000000	0.00000000	1.82415203	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/25 - 05/30/25	30	0.00	356,514.11	0.00	356,514.11	0.00	0.00	0.00	356,514.11	0.00
A-5	05/01/25 - 05/30/25	30	0.00	1,107,126.28	0.00	1,107,126.28	0.00	0.00	0.00	1,107,126.28	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	54,130.36	0.00	54,130.36	0.00	0.00	0.00	54,130.36	0.00
X-A	05/01/25 - 05/30/25	30	0.00	416,936.17	0.00	416,936.17	0.00	0.00	0.00	416,936.17	0.00
X-B	05/01/25 - 05/30/25	30	0.00	15,941.28	0.00	15,941.28	0.00	0.00	0.00	15,941.28	0.00
X-D	05/01/25 - 05/30/25	30	0.00	56,490.34	0.00	56,490.34	0.00	0.00	0.00	56,490.34	0.00
A-S	05/01/25 - 05/30/25	30	0.00	278,486.02	0.00	278,486.02	0.00	0.00	0.00	278,486.02	0.00
B	05/01/25 - 05/30/25	30	0.00	145,835.09	0.00	145,835.09	0.00	0.00	0.00	145,835.09	0.00
C	05/01/25 - 05/30/25	30	0.00	171,580.25	0.00	171,580.25	0.00	0.00	0.00	171,580.25	0.00
D	05/01/25 - 05/30/25	30	0.00	70,968.33	0.00	70,968.33	0.00	0.00	0.00	70,968.33	0.00
E-RR	05/01/25 - 05/30/25	30	0.00	78,439.27	0.00	78,439.27	0.00	0.00	0.00	78,439.27	0.00
F-RR	05/01/25 - 05/30/25	30	0.00	98,047.03	0.00	98,047.03	0.00	0.00	0.00	98,047.03	0.00
G-RR	05/01/25 - 05/30/25	30	0.00	39,215.52	0.00	39,215.52	0.00	0.00	0.00	39,215.52	0.00
NR-RR	05/01/25 - 05/30/25	30	890,964.81	142,939.83	0.00	142,939.83	54,948.44	0.00	0.00	87,991.39	949,580.30
Totals			890,964.81	3,032,649.88	0.00	3,032,649.88	54,948.44	0.00	0.00	2,977,701.44	949,580.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,714,250.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,043,163.95	Master Servicing Fee	4,692.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,695.23
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.25
ARD Interest	0.00	Operating Advisor Fee	674.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	134.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,043,163.95	Total Fees	10,514.03

Principal		Expenses/Reimbursements
Scheduled Principal	736,548.60	Reimbursement for Interest on Advances	2,058.86
Unscheduled Principal Collections		ASER Amount	36,220.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,666.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,002.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	736,548.60	Total Expenses/Reimbursements	54,948.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,977,701.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	736,548.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,714,250.04
Total Funds Collected	3,779,712.55	Total Funds Distributed	3,779,712.51

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	736,827,858.19	736,827,858.19	Beginning Certificate Balance	736,827,858.19
(-) Scheduled Principal Collections	736,548.60	736,548.60	(-) Principal Distributions	736,548.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	736,091,309.59	736,091,309.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	737,513,611.44	737,513,611.44	Ending Certificate Balance	736,091,309.59
Ending Actual Collateral Balance	736,801,881.49	736,801,881.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP
	9,999,999 or less	17	101,947,930.03	13.85%	31	4.9997	1.953132	1.4999 or less	10	151,767,592.26	20.62%	24	5.0624	1.077782
10,000,000 to 19,999,999		16	227,779,139.75	30.94%	25	4.9159	3.295718	1.5000 to 1.7499	3	20,995,242.25	2.85%	33	5.1550	1.590594
20,000,000 to 29,999,999		3	77,789,314.91	10.57%	31	4.1151	2.088288	1.7500 to 1.9999	14	232,943,126.78	31.65%	30	4.6347	1.883120
30,000,000 to 49,999,999		4	161,096,523.52	21.89%	31	4.6814	1.973068	2.0000 to 2.9999	10	230,409,344.99	31.30%	30	4.6078	2.394417
	50,000,000 or greater	2	108,194,455.68	14.70%	31	4.7417	2.358795	3.0000 or greater	5	40,692,057.61	5.53%	32	4.8877	12.238258
	Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705	Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	59,283,945.70	8.05%	31	5.2904	NAP
							Defeased	12	59,283,945.70	8.05%	31	5.2904	NAP
Arkansas	1	8,488,595.46	1.15%	34	5.1100	1.520000
							Industrial	13	67,745,066.81	9.20%	32	4.7037	2.702976
California	26	84,698,752.13	11.51%	31	4.4937	2.398690
							Lodging	11	142,342,511.35	19.34%	32	5.2704	1.899922
Colorado	1	12,241,678.81	1.66%	33	5.4100	0.620000
							Mixed Use	7	40,511,904.96	5.50%	29	4.5304	2.198416
Florida	4	101,699,166.96	13.82%	32	5.1183	2.036520
							Multi-Family	17	58,357,899.18	7.93%	27	4.5229	1.788221
Georgia	4	10,716,506.72	1.46%	32	5.1365	3.415729
							Office	25	225,144,789.80	30.59%	25	4.4585	3.484901
Illinois	3	29,375,000.00	3.99%	26	4.9995	1.418383
							Retail	16	142,705,192.42	19.39%	31	4.8815	1.778099
Indiana	4	7,411,924.41	1.01%	30	5.1476	2.027099
							Totals	101	736,091,309.59	100.00%	29	4.7961	2.422705
Kentucky	2	1,055,155.99	0.14%	24	5.0100	2.140000
Maryland	1	16,290,986.04	2.21%	33	4.8850	24.300000
Michigan	5	39,054,250.19	5.31%	31	4.6198	2.019528
Minnesota	1	2,094,617.32	0.28%	29	4.3690	2.540000
New Jersey	5	45,496,823.86	6.18%	31	4.8202	2.202222
New York	4	141,499,973.29	19.22%	30	4.5204	1.753929
North Carolina	1	8,857,413.03	1.20%	33	5.5100	1.810000
Ohio	12	59,858,626.10	8.13%	30	4.8344	1.610561
Pennsylvania	6	45,761,875.83	6.22%	4	4.4751	1.298074
South Carolina	1	9,198,503.05	1.25%	31	5.5150	1.250000
Tennessee	1	5,027,672.01	0.68%	29	4.3690	2.540000
Texas	4	24,864,075.58	3.38%	32	4.4736	3.237700
Virginia	1	4,456,924.55	0.61%	32	5.9600	3.300000
Washington, DC	1	16,300,000.00	2.21%	27	4.2200	2.040000
West Virginia	1	2,358,843.18	0.32%	29	4.3690	2.540000
Totals	101	736,091,309.59	100.00%	29	4.7961	2.422705

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP
	3.9999% or less	1	28,352,228.61	3.85%	30	3.6189	2.510000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	211,196,198.45	28.69%	28	4.2310	2.177994	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	10	164,285,706.27	22.32%	25	4.8277	4.151102	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	21	272,973,230.56	37.08%	32	5.2293	1.729870	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705	49 months or greater	42	676,807,363.89	91.95%	29	4.7528	2.490108
								Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP
	60 months or less	42	676,807,363.89	91.95%	29	4.7528	2.490108	Interest Only	16	290,261,968.00	39.43%	30	4.6110	1.890842
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	386,545,395.89	52.51%	29	4.8593	2.940104
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	59,283,945.70	8.05%	31	5.2904	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	661,511,457.47	89.87%	29	4.7656	2.523175
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	15,295,906.42	2.08%	27	4.2016	1.060000
	Totals	50	736,091,309.59	100.00%	29	4.7961	2.422705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2A	30314417	Various Various		Various	Actual/360	4.369%	207,699.35	0.00	0.00	N/A	11/06/27	--	55,206,968.00	55,206,968.00	06/06/25
2A1	30314418	LO	Clearwater Beach	FL	Actual/360	5.130%	234,480.39	92,396.41	0.00	N/A	03/06/28	--	53,079,884.09	52,987,487.68	06/06/25
3AA1B	30314421	OF	New York	NY	Actual/360	4.096%	105,803.26	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	06/06/25
3AA2	30314422				Actual/360	4.096%	34,491.86	0.00	0.00	N/A	12/06/27	--	9,780,000.00	9,780,000.00	06/06/25
3AA3	30314423				Actual/360	4.096%	17,633.88	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	06/06/25
3AA4	30314424				Actual/360	4.096%	17,633.88	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	06/06/25
4A22	30314137	Various Various		CA	Actual/360	4.890%	190,136.22	57,535.41	0.00	N/A	02/06/28	--	45,154,058.93	45,096,523.52	06/06/25
5A1	30314425	RT	Bronx	NY	Actual/360	5.174%	200,492.50	0.00	0.00	N/A	04/05/28	--	45,000,000.00	45,000,000.00	06/05/25
6	30298842	MF	Tuckahoe	NY	Actual/360	4.340%	153,226.11	0.00	0.00	N/A	08/05/27	--	41,000,000.00	41,000,000.00	06/05/25
8A2	30314430	LO	Melbourne	FL	Actual/360	5.061%	66,487.99	25,406.51	0.00	N/A	12/05/27	--	15,256,246.15	15,230,839.64	06/05/25
8A3	30314431				Actual/360	5.061%	66,487.99	25,406.51	0.00	N/A	12/05/27	--	15,256,246.15	15,230,839.64	06/05/25
9A2	30314432	OF	Sunnyvale	CA	Actual/360	3.619%	88,500.03	47,073.11	0.00	N/A	12/06/27	--	28,399,301.72	28,352,228.61	06/06/25
10	30314433	RT	Brighton	MI	Actual/360	4.710%	105,556.18	48,657.81	0.00	N/A	03/06/28	--	26,025,767.84	25,977,110.03	06/06/25
12A2B	30314435	RT	Whitehall	PA	Actual/360	4.056%	82,112.74	50,065.85	0.00	N/A	11/01/27	--	23,510,042.12	23,459,976.27	06/01/25
14	30314437	OF	Robinson	PA	Actual/360	4.910%	83,827.78	33,065.86	0.00	N/A	02/06/23	--	19,826,556.75	19,793,490.89	10/06/23
16	30314439	OF	Baltimore	MD	Actual/360	4.885%	68,653.11	29,627.64	0.00	N/A	03/06/28	--	16,320,613.68	16,290,986.04	06/06/25
17	30314440	RT	West Palm Beach	FL	Actual/360	5.180%	81,405.14	0.00	0.00	N/A	04/06/28	--	18,250,000.00	18,250,000.00	06/06/25
18	30299373	OF	Fairlawn	OH	Actual/360	4.690%	69,867.97	0.00	0.00	01/05/28	01/05/38	--	17,300,000.00	17,300,000.00	06/05/25
19A2	30314441	OF	Cincinnati	OH	Actual/360	4.202%	55,440.04	27,471.07	0.00	N/A	09/05/27	--	15,323,377.49	15,295,906.42	05/05/25
20	30298811	MU	Washington	DC	Actual/360	4.220%	59,232.39	0.00	0.00	N/A	09/05/27	--	16,300,000.00	16,300,000.00	05/05/25
21	30314442	LO	Beavercreek	OH	Actual/360	5.565%	68,565.92	23,062.57	0.00	N/A	03/06/28	--	14,308,164.95	14,285,102.38	06/06/25
23	30314444	LO	Broomfield	CO	Actual/360	5.410%	57,116.68	18,774.27	0.00	N/A	03/06/28	--	12,260,453.08	12,241,678.81	05/06/25
24	30314445	RT	Normal	IL	Actual/360	5.190%	59,775.10	0.00	0.00	N/A	02/06/27	--	13,375,000.00	13,375,000.00	06/06/25
25	30314446	RT	Pittsburgh	PA	Actual/360	4.650%	44,040.39	20,929.85	0.00	N/A	02/06/28	--	10,998,639.87	10,977,710.02	06/06/25
26	30314447	LO	Secaucus	NJ	Actual/360	5.210%	49,781.69	18,934.41	0.00	N/A	04/06/28	--	11,096,159.72	11,077,225.31	06/06/25
27	30314448	MF	Flagstaff	AZ	Actual/360	4.885%	52,581.60	0.00	0.00	N/A	04/06/28	--	12,500,000.00	12,500,000.00	06/06/25
28	30314449	IN	Springfield	NJ	Actual/360	5.200%	48,004.25	15,829.89	0.00	N/A	03/06/28	--	10,720,552.75	10,704,722.86	06/06/25
29	30314450	OF	Los Angeles	CA	Actual/360	5.110%	49,503.13	0.00	0.00	N/A	02/06/28	--	11,250,000.00	11,250,000.00	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30A1	30314452	OF	Chicago	IL	Actual/360	4.704%	44,557.33	0.00	0.00	N/A	12/05/27	--	11,000,000.00	11,000,000.00	06/05/25
31	30314455	IN	Austin	TX	Actual/360	4.170%	36,520.31	17,079.15	0.00	N/A	02/06/28	--	10,170,426.91	10,153,347.76	06/06/25
32	30314456	LO	Myrtle Beach	SC	Actual/360	5.515%	43,797.22	23,850.98	0.00	N/A	01/06/28	--	9,222,354.03	9,198,503.05	06/06/25
33	30314457	IN	Glenwillow	OH	Actual/360	4.950%	38,077.77	19,665.70	0.00	03/06/28	02/06/33	--	8,933,201.46	8,913,535.76	06/06/25
34	30314458	LO	Ormond Beach	FL	Actual/360	5.684%	44,474.64	14,333.13	0.00	N/A	03/05/28	--	9,086,552.99	9,072,219.86	06/05/25
35A3	30314459	MF	Various	Various	Actual/360	5.010%	22,445.72	9,800.25	0.00	N/A	06/06/27	--	5,202,793.39	5,192,993.14	06/06/25
35A6	30314460				Actual/360	5.010%	14,963.81	6,533.51	0.00	N/A	06/06/27	--	3,468,528.23	3,461,994.72	06/06/25
36	30314461	OF	Charlotte	NC	Actual/360	5.510%	42,089.22	13,331.40	0.00	N/A	03/06/28	--	8,870,744.43	8,857,413.03	06/06/25
37	30314462	IN	Jonesboro	AR	Actual/360	5.110%	37,417.15	14,765.03	0.00	N/A	04/06/28	--	8,503,360.49	8,488,595.46	06/06/25
38	30299455	MF	San Antonio	TX	Actual/360	4.900%	36,767.85	10,997.55	0.00	N/A	03/05/28	--	8,713,908.26	8,702,910.71	06/05/25
39	30314463	Various Various		Various	Actual/360	5.360%	34,279.24	10,052.35	0.00	N/A	12/05/27	--	7,426,894.37	7,416,842.02	06/05/25
41	30314464	LO	Grand Prairie	TX	Actual/360	6.200%	31,874.16	8,548.79	0.00	N/A	03/05/28	--	5,970,185.17	5,961,636.38	06/05/25
43	30314466	OF	Neptune	NJ	Actual/360	4.793%	22,576.47	8,878.07	0.00	N/A	12/05/27	--	5,470,027.39	5,461,149.32	06/05/25
45	30314468	IN	Alpharetta	GA	Actual/360	4.810%	23,816.18	0.00	0.00	N/A	02/06/28	--	5,750,000.00	5,750,000.00	06/06/25
46	30314469	MF	Irving	TX	Actual/360	5.340%	22,513.14	8,165.38	0.00	N/A	04/06/28	--	4,895,933.88	4,887,768.50	06/06/25
47	30314470	LO	Hopewell	VA	Actual/360	5.960%	22,929.52	10,832.24	0.00	N/A	02/06/28	--	4,467,756.79	4,456,924.55	06/06/25
49	30314472	MU	Chicago	IL	Actual/360	5.140%	22,130.56	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	06/06/25
50	30299208	LO	Hemet	CA	Actual/360	5.610%	19,032.45	10,139.22	0.00	N/A	12/05/27	--	3,939,786.69	3,929,647.47	06/05/25
52	30297570	LO	Schiller Park	IL	Actual/360	5.530%	21,610.28	0.00	0.00	N/A	01/05/27	--	4,538,121.45	4,538,121.45	06/05/25
53	30314474	LO	Athens	GA	Actual/360	5.630%	19,621.28	6,447.22	0.00	N/A	03/06/28	--	4,047,246.48	4,040,799.26	06/06/25
54	30314475	LO	Fort Wayne	IN	Actual/360	5.770%	17,896.95	8,891.46	0.00	N/A	02/06/28	--	3,602,002.49	3,593,111.03	06/06/25
56	30298972	RT	Philadelphia	PA	Actual/360	5.790%	5,235.13	0.00	0.00	N/A	11/05/27	--	1,050,000.00	1,050,000.00	06/05/25
Totals							3,043,163.95	736,548.60	0.00				736,827,858.19	736,091,309.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A	20,041,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	21,008,519.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA1B	18,101,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA2	18,101,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA3	18,101,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA4	18,101,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	33,388,975.51	352,270.87	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	5,081,872.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,264,346.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	8,329,808.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	8,329,808.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	23,533,139.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,663,080.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2B	23,161,165.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	871,025.82	0.00	--	--	07/29/24	9,010,219.68	478,379.09	78,573.29	1,857,789.48	95,072.68	0.00
16	28,701,721.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,093,730.67	497,537.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,750,192.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	--	--	09/11/24	3,570,033.82	12,901.02	69,944.11	69,944.11	0.00	0.00
20	1,496,370.34	0.00	--	--	--	0.00	0.00	59,162.21	59,162.21	0.00	0.00
21	1,865,329.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	745,638.61	0.00	--	--	--	0.00	0.00	75,521.43	75,521.43	0.00	0.00
24	1,504,427.56	0.00	--	--	--	0.00	0.00	0.00	0.00	20,524.62	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,755,409.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,554,399.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	449,943.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30A1	2,957,257.09	797,022.76	01/01/25	03/31/25	08/12/24	575,305.22	0.00	0.00	0.00	0.00	0.00
31	3,442,748.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,179,395.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,180,928.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35A3	8,275,681.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35A6	8,275,681.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,294,945.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,111,711.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	892,334.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	824,168.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,057,512.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,449,446.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	292,850.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,213,070.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	601,184.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	138,181.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	299,184,207.57	1,646,831.52				13,155,558.72	491,280.11	283,201.04	2,062,417.23	115,597.30	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	4	43,585,104.97	0	0.00	0	0.00	0	0.00	0	0.00	4.796121%	4.779549%	29
05/16/25	1	16,300,000.00	0	0.00	0	0.00	4	43,650,913.27	0	0.00	0	0.00	0	0.00	0	0.00	4.796231%	4.779660%	30
04/17/25	2	27,300,000.00	0	0.00	0	0.00	4	43,721,109.18	0	0.00	0	0.00	0	0.00	0	0.00	4.796355%	4.779784%	31
03/17/25	2	27,550,000.00	0	0.00	1	11,000,000.00	4	43,786,306.13	0	0.00	0	0.00	0	0.00	0	0.00	4.796463%	4.779893%	32
02/18/25	0	0.00	0	0.00	1	11,000,000.00	4	43,865,323.17	0	0.00	0	0.00	0	0.00	1	40,000,000.00	4.796613%	4.780043%	33
01/17/25	0	0.00	0	0.00	1	11,000,000.00	4	43,929,872.25	0	0.00	0	0.00	0	0.00	0	0.00	4.833299%	4.816788%	33
12/17/24	0	0.00	0	0.00	1	11,000,000.00	4	43,994,131.11	0	0.00	0	0.00	0	0.00	0	0.00	4.833365%	4.816855%	34
11/18/24	0	0.00	0	0.00	1	11,000,000.00	4	33,062,834.11	0	0.00	0	0.00	0	0.00	1	5,446,988.81	4.833441%	4.816931%	35
10/18/24	0	0.00	0	0.00	2	17,277,020.06	4	39,403,515.41	0	0.00	0	0.00	0	0.00	0	0.00	4.836185%	4.819684%	36
09/17/24	0	0.00	1	11,000,000.00	1	6,291,369.62	4	39,485,992.15	0	0.00	0	0.00	0	0.00	0	0.00	4.836263%	4.819762%	37
08/16/24	1	11,000,000.00	0	0.00	1	6,304,756.08	4	39,562,447.53	0	0.00	0	0.00	0	0.00	0	0.00	4.836330%	4.819829%	38
07/17/24	0	0.00	0	0.00	1	6,318,083.20	4	39,638,560.03	0	0.00	0	0.00	0	0.00	0	0.00	4.836395%	4.819895%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30314437	10/06/23	19	5	78,573.29	1,857,789.48	112,264.18	20,457,817.45	11/23/22	98		03/31/23
19A2	30314441	05/05/25	0	B	69,944.11	69,944.11	0.00	15,323,377.49	06/16/23	2
20	30298811	05/05/25	0	B	59,162.21	59,162.21	0.00	16,300,000.00
23	30314444	05/06/25	0	B	75,521.43	75,521.43	11,883.62	12,260,453.08	04/08/25	98
Totals					283,201.04	2,062,417.23	124,147.80	64,341,648.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		19,793,491	0	0		19,793,491
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		26,568,109	26,568,109	0		0
25 - 36 Months		663,516,174	639,724,560	0		23,791,614
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		26,213,536	26,213,536	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	736,091,310	705,297,819	0	0	19,793,491	11,000,000
May-25	736,827,858	689,701,301	16,300,000	0	19,826,557	11,000,000
Apr-25	737,619,948	690,457,767	16,300,000	0	19,862,181	11,000,000
Mar-25	738,350,028	679,905,071	27,550,000	0	19,894,958	11,000,000
Feb-25	739,253,661	708,317,942	0	0	19,935,719	11,000,000
Jan-25	779,976,822	749,008,636	0	0	19,968,186	11,000,000
Dec-24	780,696,925	749,696,409	0	0	20,000,516	11,000,000
Nov-24	781,473,166	750,437,734	0	0	31,035,432	0
Oct-24	788,463,959	751,119,460	0	0	37,344,499	0
Sep-24	789,248,448	751,854,957	0	11,000,000	26,393,491	0
Aug-24	789,969,330	752,530,686	11,000,000	0	26,438,644	0
Jul-24	790,687,161	764,203,557	0	0	26,483,604	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30314437	19,793,490.89	20,457,817.45	13,070,000.00	07/05/24	316,328.51	0.42000	12/31/24	02/06/23	273
19A2	30314441	15,295,906.42	15,323,377.49	39,200,000.00	07/26/24	3,283,097.00	1.06000	03/31/23	09/05/27	266
23	30314444	12,241,678.81	12,260,453.08	18,300,000.00	01/01/18	565,932.53	0.62000	12/31/24	03/06/28	273
30A1	30314452	11,000,000.00	11,000,000.00	43,000,000.00	07/10/24	557,011.26	1.14000	03/31/25	12/05/27	I/O
Totals		58,331,076.12	59,041,648.02	113,570,000.00		4,722,369.30

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
14	30314437	OF	PA	11/23/22	98

6/11/2025- The loan transferred to special servicing effective November 23, 2022 due to Imminent Monetary Default (Balloon/Maturity Default). The Borrower failed to payoff the loan on the 2/6/2023 Maturity Date and communicated to Special

Servicer that it was unwilling to contribute additional equity as part of a request for a multi-year extension of the maturity date. A receiver was appointed in April 2023. Under the receivership, certain property improvements to retain key tenants are taking place as a part of a defensive strategy. The Receiver executed a renewal of NVR, Incorporated (36,397 SF, 39.8% of NRA, LXP 5/31/2030) in April 2024. In December 2024, Colliers was engaged as the new leasing agent for the properties. The receiver has engaged Collier s and Friedman Real Estate to jointly market Building 8 for sale. The Special Servicer is in regular contact with the receiver regarding the property improvements and leasing efforts and will continuously assess all appropriate exit strategies that secure the maximum recovery for the Trust.
19A2	30314441	OF	OH	06/16/23	2

6/11/2025 - The loan transferred to the Special Servicer on 6/16/23. The loan is secured by an office property in Cincinnati, OH and the capital stack includes a mezzanine loan. The property generated $4.1M of NOI as of YE24 and was 56%

occupied as of 12/ 2024. Lender has engaged counsel and will dual track foreclosure with workout discussions. Foreclosure was filed. Receiver was appointed, who has the authority to market and sell the property. The property is on the market for sale.

23	30314444	LO	CO	04/08/25	98

6/11/2025- The Loan was transferred to Special Servicing effective April 8, 2025 due to Imminent Monetary Default. The Loan remains current and is due for the June 2025 monthly payment. A receiver was appointed in May and is coordinating with the Borrower on transitioning property operations. Once the transition is completed, SS will work with receiver on putting together a strategy in efforts to maximize recovery on the loan.

30A1	30314452	OF	IL	03/28/23	2

6/11/2025- Special servicing transferred from LNR to ASC effective 9/16/24. The receiver was appointed in February 2024 and continues to operate and lease the property. SS visited the asset in October 2024. In May 2025, the judge entered an order approving Lender''s motion for judgement of foreclosure and sale. The foreclosure sale date is expected to be scheduled for July 2025. SS is simultaneously negotiating mod terms with Borrower rep.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30314418	57,957,488.56	5.13000%	57,886,638.97	5.13000%	8	09/16/20	09/16/20	10/02/20
4A22	30314137	0.00	4.89000%	0.00	4.89000%	8	12/08/23	12/08/23	01/11/24
5A1	30314425	45,000,000.00	5.17400%	45,000,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
21	30314442	0.00	5.56500%	15,448,367.69	5.56500%	10	12/04/20	12/04/20	12/23/20
26	30314447	0.00	5.21000%	0.00	5.21000%	10	01/25/21	06/06/20	02/11/21
32	30314456	0.00	5.51500%	0.00	5.51500%	8	03/26/21	03/26/21	04/20/21
40	30299620	7,300,335.00	5.17000%	7,248,203.00	5.17000%	10	12/09/20	12/09/20	01/07/21
48	30314471	0.00	5.74000%	0.00	5.74000%	10	01/28/21	01/28/21	02/11/21
52	30297570	0.00	5.53000%	0.00	5.53000%	10	04/05/21	04/05/21	04/06/21
54	30314475	0.00	5.77000%	0.00	5.77000%	8	01/21/21	01/21/21	02/24/21
Totals		110,257,823.56		125,583,209.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30314434	03/15/24	22,085,165.67	77,000,000.00	22,237,767.44	372,192.67	22,237,767.44	21,865,574.77	219,590.90	0.00	4,321.16	215,269.74	0.76%
13	30314436	04/18/22	26,000,000.00	29,100,000.00	22,370,544.10	3,327,580.81	22,062,755.55	18,735,174.74	7,264,825.26	0.00	37,455.30	7,227,369.96	27.79%
40	30299620	11/18/24	6,277,020.06	12,000,000.00	6,824,234.19	1,363,735.44	6,824,234.19	5,460,498.75	816,521.31	0.00	816,521.31	0.00	0.00%
44	30314467	04/17/23	5,534,436.01	9,390,000.00	5,798,563.74	678,846.24	5,798,563.74	5,119,717.50	414,718.51	0.00	173,322.92	241,395.59	4.18%
51	30314473	04/17/23	4,455,121.58	8,390,000.00	4,639,275.07	606,911.18	4,639,275.07	4,032,363.89	422,757.69	0.00	121,406.70	301,350.99	6.50%
55	30314476	04/17/23	2,787,944.25	4,190,000.00	2,884,970.09	252,690.42	2,884,970.09	2,632,279.67	155,664.58	0.00	(9,353.32)	165,017.90	5.64%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			67,139,687.57	140,070,000.00	64,755,354.63	6,601,956.76	64,447,566.08	57,845,609.32	9,294,078.25	0.00	1,143,674.07	8,150,404.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30314434	10/18/24	0.00	0.00	215,269.74	0.00	0.00	(4,321.16)	0.00	0.00	215,269.74
		03/15/24	0.00	0.00	219,590.90	0.00	0.00	219,590.90	0.00	0.00
13	30314436	01/18/23	0.00	0.00	7,227,369.96	0.00	0.00	(37,455.30)	0.00	0.00	7,227,369.96
		04/18/22	0.00	0.00	7,264,825.26	0.00	0.00	7,264,825.26	0.00	0.00
40	30299620	03/17/25	0.00	0.00	0.00	0.00	0.00	(816,521.31)	0.00	0.00	0.00
		11/18/24	0.00	0.00	816,521.31	0.00	0.00	816,521.31	0.00	0.00
44	30314467	09/17/24	0.00	0.00	241,395.59	0.00	0.00	(15,361.14)	0.00	0.00	241,395.59
		12/15/23	0.00	0.00	256,756.73	0.00	0.00	(157,961.78)	0.00	0.00
		04/17/23	0.00	0.00	414,718.51	0.00	0.00	414,718.51	0.00	0.00
51	30314473	12/17/24	0.00	0.00	301,350.99	0.00	0.00	(2,136.71)	0.00	0.00	301,350.99
		10/18/24	0.00	0.00	303,487.70	0.00	0.00	(1,196.88)	0.00	0.00
		01/18/24	0.00	0.00	304,684.58	0.00	0.00	(118,073.11)	0.00	0.00
		04/17/23	0.00	0.00	422,757.69	0.00	0.00	422,757.69	0.00	0.00
55	30314476	08/17/23	0.00	0.00	165,017.90	0.00	0.00	3,242.50	0.00	0.00	165,017.90
		06/16/23	0.00	0.00	161,775.40	0.00	0.00	6,110.82	0.00	0.00
		04/17/23	0.00	0.00	155,664.58	0.00	0.00	155,664.58	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,150,404.18	0.00	0.00	8,150,404.18	0.00	0.00	8,150,404.18

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3AA1B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	168.16	0.00	0.00	0.00
3AA2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	54.82	0.00	0.00	0.00
3AA3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.03	0.00	0.00	0.00
3AA4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.03	0.00	0.00	0.00
5A1	0.00	0.00	0.00	0.00	1,002.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	38,056.92	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.12)	0.00	0.00	0.00
19A2	0.00	0.00	3,298.78	0.00	0.00	416.16	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,478.78	0.00	0.00	0.00
23	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30A1	0.00	0.00	2,368.06	0.00	0.00	(2,252.80)	0.00	0.00	176.15	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	111.14	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.87	0.00	0.00	0.00
Total	0.00	0.00	15,666.84	0.00	1,002.46	36,220.28	0.00	0.00	2,058.86	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		54,948.44

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2018-CX11 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special

Servicer Fees would be disclosed here.

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